August 14, 2008

Supplement

SUPPLEMENT DATED AUGUST 14, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2008

The second and third paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” is hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Sheila Huang, an Executive Director of the Investment Adviser, and Scott F. Richard, a Managing Director of the Investment Adviser.

Ms. Huang has been associated with the Investment Adviser in an investment management capacity since August 2008 and began managing the Fund in August 2008. Prior to August 2008, Ms. Huang was a Director and portfolio manager at Highland Capital from January 2007 to August 2008. From April 2004 to January 2007, Ms. Huang was a portfolio manager with Credit Suisse. Mr. Richard has been associated with the Investment Adviser in an investment management capacity since February 1992 and began managing the Fund in February 2003.

Ms. Huang is the lead manager of the Fund and is responsible for the execution of the overall strategy of the Fund. Members of the team collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT

August 14, 2008

Supplement

SUPPLEMENT DATED AUGUST 14, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2008

The section of the Fund’s Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers” is hereby deleted and replaced with the following:

As of October 31, 2007:

Scott F. Richard managed six registered investment companies with a total of approximately $8.0 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $286.8 million in assets; and six other accounts (which include separate accounts managed under certain “wrap fee” programs) with a total of approximately $2.2 billion in assets.

As of August 12, 2008

Sheila Huang managed four registered investment companies with a total of approximately $3.2 billion in assets; one pooled investment vehicle other than registered investment companies; and no other accounts.

***

The section of the Fund’s Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers” are hereby deleted and replaced with the following:

As of October 31, 2007, Scott F. Richard did not own any shares of the Fund.

As of August 12, 2008, Sheila Huang did not own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.